PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 67,294
Changes in basis of accounting	2,600
Balance, end of period	89,264	$ 67,294
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	54,907
Balance, end of period	77,433	54,907
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	22,351
Balance, end of period	24,965	22,351
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,964)
Balance, end of period	(13,134)	(9,964)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	38,871
Balance, end of period	41,595	38,871
Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	26,108	24,991
Additions, net of disposals and assets reclassified as held for sale	100	(516)
Acquisitions through business combinations	1,308	2,968
Foreign currency translation	(103)	(1,335)
Balance, end of period	27,820	26,108
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	18,260	13,280
Foreign currency translation	133	(631)
Fair value changes	2,233	5,611
Dispositions and assets reclassified as held for sale	(161)	0
Balance, end of period	20,465	18,260
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,497)	(4,681)
Foreign currency translation	(31)	293
Dispositions and assets reclassified as held for sale	117	46
Depreciation expenses	(1,279)	(1,155)
Balance, end of period	(6,690)	(5,497)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	25,405
Balance, end of period	26,614	25,405
Hydroelectric [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,868	14,667
Additions, net of disposals and assets reclassified as held for sale	162	189
Acquisitions through business combinations	0	0
Foreign currency translation	(14)	(988)
Balance, end of period	14,099	13,868
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,416	12,176
Foreign currency translation	142	(448)
Fair value changes	1,369	3,688
Dispositions and assets reclassified as held for sale	0	0
Balance, end of period	16,927	15,416
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(3,879)	(3,564)
Foreign currency translation	(8)	227
Dispositions and assets reclassified as held for sale	7	5
Depreciation expenses	(532)	(547)
Balance, end of period	(4,412)	(3,879)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,297
Balance, end of period	9,874	9,297
Wind Energy, Solar and Other | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,576	7,622
Additions, net of disposals and assets reclassified as held for sale	(342)	(21)
Acquisitions through business combinations	566	1,184
Foreign currency translation	(54)	(209)
Balance, end of period	9,067	8,576
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,079	1,053
Foreign currency translation	(34)	(195)
Fair value changes	669	1,221
Dispositions and assets reclassified as held for sale	(126)	0
Balance, end of period	2,588	2,079
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,358)	(1,008)
Foreign currency translation	(22)	60
Dispositions and assets reclassified as held for sale	101	6
Depreciation expenses	(502)	(416)
Balance, end of period	(1,781)	(1,358)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,169
Balance, end of period	5,107	4,169
Solar and Other [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,664	2,702
Additions, net of disposals and assets reclassified as held for sale	280	(684)
Acquisitions through business combinations	742	1,784
Foreign currency translation	(35)	(138)
Balance, end of period	4,654	3,664
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	765	51
Foreign currency translation	25	12
Fair value changes	195	702
Dispositions and assets reclassified as held for sale	(35)	0
Balance, end of period	950	765
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(260)	(109)
Foreign currency translation	(1)	6
Dispositions and assets reclassified as held for sale	9	35
Depreciation expenses	(245)	(192)
Balance, end of period	(497)	(260)
North America [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	24,274
Balance, end of period	25,617	24,274
Brazil | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,505
Balance, end of period	3,575	3,505
Colombia | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	6,665
Balance, end of period	7,353	6,665
Brazil | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,748
Balance, end of period	3,770	3,748
Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	679
Balance, end of period	1,280	679
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	5,400
Property, plant and equipment [member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	1,100
Property, plant and equipment [member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	407	0
Property, plant and equipment [member] | Hydroelectric [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	83	0
Property, plant and equipment [member] | Wind Energy, Solar and Other | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	321	0
Property, plant and equipment [member] | Solar and Other [Member] | Renewable Power | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Changes in basis of accounting	$ 3	$ 0